Financial Instruments and Financial Risk Management - Summary of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Lease liabilities	$ 692	$ 672		$ 680
Interest on lease liabilities (Note 21(c))	37	$ 39
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	2,736
Debt (Note 19(f))	6,337
Lease liabilities	1,157
Other liabilities			$ 268
Estimated interest payments on debt	4,416
Interest on lease liabilities (Note 21(c))	68
Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt			1,202
Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received			941
Less Than 1 Year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	2,736
Debt (Note 19(f))	115
Lease liabilities	146
Other liabilities			0
Estimated interest payments on debt	270
Interest on lease liabilities (Note 21(c))	12
Less Than 1 Year | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt			0
Less Than 1 Year | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received			0
2–3 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 19(f))	500
Lease liabilities	175
Other liabilities			193
Estimated interest payments on debt	530
Interest on lease liabilities (Note 21(c))	11
2–3 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt			0
2–3 Years | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received			0
4–5 Years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 19(f))	677
Lease liabilities	130
Other liabilities			21
Estimated interest payments on debt	528
Interest on lease liabilities (Note 21(c))	7
4–5 Years | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt			0
4–5 Years | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received			0
Thereafter | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Trade accounts payable and other liabilities	0
Debt (Note 19(f))	5,045
Lease liabilities	706
Other liabilities			54
Estimated interest payments on debt	3,088
Interest on lease liabilities (Note 21(c))	$ 38
Thereafter | Liquidity risk | QB2
Disclosure of detailed information about financial instruments [line items]
Estimated interest payments on debt			1,202
Thereafter | Liquidity risk | Joint ventures where entity is venturer [member]
Disclosure of detailed information about financial instruments [line items]
Advances received			$ 941